UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4880

DREYFUS PREMIER GNMA FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	03/31/05

SSL-DOCS2 70180139v2

FORM N-Q

Item 1.	Schedule of Investments.

DREYFUS PREMIER GNMA FUND

Statement of Investments
March 31, 2005 (Unaudited)
		Principal
Bonds and Notes -	91.9%	Amount ($)	Value ($)

U.S. Government Agencies/Mortgage-Backed-	86.8%

Government National Mortgage Association I:
5%		32,585,000 a	32,136,956
5.5%, 3/15/2033- 3/15/2035		28,234,422	28,530,732
6%, 2/15/2029- 9/15/2034		23,350,222	24,022,833
6.5%, 11/15/2007- 5/15/2028		2,250,450	2,345,801
7.5%, 2/15/2022-12/15/2023		770,316	831,995
8%, 4/15/2008-12/15/2022		1,157,825	1,228,655
8.5%, 10/15/2016-11/15/2022		476,503	521,516
9%, 11/15/2019-12/15/2022		375,703	413,194
9.5%, 5/15/2018-1/15/2025		306,553	341,816
Ser. 2005-29, Cl. A, 4.7%, 12/15/2029		500,000	489,992
Ser. 2005-32, Cl. B, 5.5%, 12/15/2029		500,000	495,000

Government National Mortgage Association II:
3.375%, 4/20/2030-6/20/2032		2,681,782 b	2,721,924
3.5%, 7/20/2030-7/20/2032		1,086,344 b	1,097,691
5%, 9/20/2033		1,181,785	1,166,268
5.5%		13,636,000 a	13,742,531
6.5%, 5/20/2031		2,846,254	2,968,102
7%, 1/20/2030-4/20/2032		3,438,898	3,624,241
7.5%, 9/20/2030		26,862	28,717
9%, 7/20/2025		228,512	251,576

Total U.S. Government Agencies/Mortgage-Backed-			116,959,540

U.S. Government-	5.1%
U.S. Treasury Inflation Protected Securities:
.875%, 4/15/2010		4,197,355 c	4,106,767
3.375%, 1/15/2007		2,575,618 c	2,703,573
			6,810,340
Total Bonds and Notes
(cost $ 123,990,139)			123,769,880

Short-Term Investments-	40.9%

U.S. Treasury Bills:
1.99%, 4/7/2005		45,000,000	44,981,100
2.53%, 4/21/2005		10,000,000	9,985,600
2.54%, 6/16/2005		125,000 d	124,290

Total Short-Term Investments
(cost $ 55,090,352)			55,090,990

Total Investments (cost $ 179,080,491)		132.8%	178,860,870

Liabilities, Less Cash and Receivables		(32.8%)	(44,184,912)

Net Assets		100.0%	134,675,958

(a)	Purchased on a forward commitment basis.
(b)	Variable rate security-interest rate subject to periodic change.
(c)	Principal amount for accrual purposes is periodically adjusted based on changes in the
Consumer Price Index.
(d)	Held by a broker as collateral for open financial futures positions.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS PREMIER GNMA FUND

Statement of Financial Futures
March 31, 2005 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 3/31/2005 ($)
Financial Futures Long
U.S. Treasury 30 Year Bonds	62	6,905,250	June 2005	(120,021)

Financial Futures Short
U.S. Treasury 5 Year Notes	230	24,631,563	June 2005	117,578
U.S. Treasury 10 Year Notes	8	874,125	June 2005	8,750

				6,307

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SSL-DOCS2 70180139v2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier GNMA Fund

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	May 20, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	May 20, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

SSL-DOCS2 70180139v2